PROVISION FOR INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets
Net Operating Loss	$ (700,040)	$ (275,967)	$ (1,973,235)	$ (483,906)
Tax Rate (in percent)			34.00%
Deferred tax assets	615,886	367,420	615,886	367,420
Total deferred tax assets	983,306		983,306
Less Valuation allowance	(983,306)		(983,306)
Net deferred tax assets